Quarterly Holdings Report
for
Fidelity® SAI Global ex U.S. Low Volatility Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
GEU-NPRT3-0925
1.9912330.101
Common Stocks - 93.5%
	Shares	Value ($)
AUSTRALIA - 0.4%
Financials - 0.4%
Insurance - 0.4%
Medibank Pvt Ltd	6,163,125	20,143,592
CANADA - 10.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
BCE Inc	445,413	10,389,540
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Dollarama Inc	641,393	87,663,833
Consumer Staples - 2.5%
Consumer Staples Distribution & Retail - 2.5%
Empire Co Ltd Class A	189,701	7,554,634
George Weston Ltd	83,211	15,811,651
Loblaw Cos Ltd	351,766	56,885,255
Metro Inc/CN	522,071	39,920,195
		120,171,735
Financials - 2.2%
Capital Markets - 0.5%
TMX Group Ltd	645,685	26,254,253
Insurance - 1.7%
Definity Financial Corp	185,298	9,983,037
Intact Financial Corp	360,101	74,431,962
		84,414,999
TOTAL FINANCIALS		110,669,252

Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	337,424	67,718,581
Utilities - 2.3%
Electric Utilities - 2.3%
Emera Inc	660,263	31,002,245
Fortis Inc/Canada	1,231,400	60,254,706
Hydro One Ltd (a)(b)	750,246	26,531,505
		117,788,456
TOTAL CANADA		514,401,397
CHINA - 13.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Want Want China Holdings Ltd	13,999,000	10,118,116
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
China Shenhua Energy Co Ltd H Shares	9,786,000	42,413,999
Financials - 10.8%
Banks - 10.1%
Agricultural Bank of China Ltd H Shares	105,868,000	69,355,864
Bank of Beijing Co Ltd A Shares (China)	2,931,900	2,625,551
Bank of China Ltd H Shares	147,266,000	85,003,926
Bank of Communications Co Ltd H Shares	61,826,000	55,697,057
Bank of Jiangsu Co Ltd A Shares (China)	1,975,100	3,097,654
Bank of Shanghai Co Ltd A Shares (China)	1,889,500	2,683,326
BOC Hong Kong Holdings Ltd	8,612,500	38,672,351
China CITIC Bank Corp Ltd H Shares	26,446,000	24,571,567
China Construction Bank Corp H Shares	101,715,000	104,034,465
China Minsheng Banking Corp Ltd H Shares	26,079,500	15,696,966
Chongqing Rural Commercial Bank Co Ltd H Shares	5,020,000	3,981,568
Huaxia Bank Co Ltd A Shares (China)	1,856,200	2,047,918
Industrial & Commercial Bank of China Ltd H Shares	123,634,000	94,731,507
Shanghai Pudong Development Bank Co Ltd A Shares (China)	3,782,800	6,720,348
		508,920,068
Financial Services - 0.0%
Far East Horizon Ltd	1,829,000	1,849,037
Insurance - 0.7%
PICC Property & Casualty Co Ltd H Shares	16,770,000	34,807,534
TOTAL FINANCIALS		545,576,639

Industrials - 0.8%
Construction & Engineering - 0.1%
China State Construction Engineering Corp Ltd A Shares (China)	9,029,900	7,089,038
Ground Transportation - 0.3%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	11,899,388	8,910,356
Daqin Railway Co Ltd A Shares (China)	6,528,800	5,924,027
		14,834,383
Transportation Infrastructure - 0.4%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	1,504,600	2,342,737
Jiangsu Expressway Co Ltd H Shares	4,044,000	4,958,742
Qingdao Port International Co Ltd H Shares (a)(b)	3,479,000	2,892,297
Shanghai International Port Group Co Ltd A Shares (China)	8,704,200	6,803,994
		16,997,770
TOTAL INDUSTRIALS		38,921,191

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
China Railway Signal & Communication Corp Ltd H Shares (a)(b)	12,942,000	5,657,836
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
China Three Gorges Renewables Group Co Ltd A Shares (China)	10,978,000	6,599,990
China Yangtze Power Co Ltd A Shares (China)	5,175,000	20,015,743
		26,615,733
TOTAL CHINA		669,303,514
DENMARK - 1.6%
Financials - 0.4%
Insurance - 0.4%
Tryg A/S	811,302	19,585,611
Health Care - 1.2%
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	1,299,706	60,446,733
TOTAL DENMARK		80,032,344
FINLAND - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Elisa Oyj A Shares	268,005	13,812,064
FRANCE - 1.4%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Orange SA	4,515,319	68,682,885
GERMANY - 0.7%
Consumer Staples - 0.7%
Personal Care Products - 0.7%
Beiersdorf AG	287,326	35,703,784
HONG KONG - 3.4%
Financials - 0.5%
Banks - 0.5%
Hang Seng Bank Ltd	1,765,800	25,721,885
Industrials - 0.8%
Ground Transportation - 0.3%
MTR Corp Ltd	4,460,500	16,045,626
Industrial Conglomerates - 0.5%
Jardine Matheson Holdings Ltd (Singapore)	471,800	25,619,398
TOTAL INDUSTRIALS		41,665,024

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Hongkong Land Holdings Ltd (Singapore)	2,428,200	14,668,108
Sino Land Co Ltd	12,988,390	14,971,712
		29,639,820
Utilities - 1.5%
Electric Utilities - 1.2%
CLP Holdings Ltd	4,563,500	39,610,173
Power Assets Holdings Ltd	3,021,000	19,890,561
		59,500,734
Gas Utilities - 0.3%
Hong Kong & China Gas Co Ltd	18,985,000	16,945,313
TOTAL UTILITIES		76,446,047

TOTAL HONG KONG		173,472,776
INDIA - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Dr Reddy's Laboratories Ltd ADR (c)	1,311,826	18,654,166
INDONESIA - 0.3%
Consumer Staples - 0.2%
Food Products - 0.2%
Indofood CBP Sukses Makmur Tbk PT	7,822,500	4,646,793
Indofood Sukses Makmur Tbk PT	12,532,700	6,471,331
		11,118,124
Health Care - 0.1%
Pharmaceuticals - 0.1%
Kalbe Farma Tbk PT	45,109,500	3,901,534
TOTAL INDONESIA		15,019,658
ISRAEL - 0.5%
Industrials - 0.5%
Aerospace & Defense - 0.5%
Elbit Systems Ltd	59,282	27,360,386
ITALY - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	79,062	4,547,368
JAPAN - 19.7%
Communication Services - 4.6%
Diversified Telecommunication Services - 1.5%
NTT Inc	77,089,900	77,850,130
Wireless Telecommunication Services - 3.1%
KDDI Corp	4,468,100	73,328,744
SoftBank Corp	54,615,900	78,911,081
		152,239,825
TOTAL COMMUNICATION SERVICES		230,089,955

Consumer Discretionary - 3.6%
Automobile Components - 0.8%
Bridgestone Corp	1,047,100	42,355,404
Automobiles - 1.3%
Toyota Motor Corp	3,527,100	62,738,675
Broadline Retail - 0.9%
Pan Pacific International Holdings Corp	1,345,800	45,025,444
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd (c)	278,500	11,121,414
Skylark Holdings Co Ltd	522,300	9,927,795
Zensho Holdings Co Ltd	207,500	10,919,372
		31,968,581
TOTAL CONSUMER DISCRETIONARY		182,088,104

Consumer Staples - 1.0%
Beverages - 0.2%
Suntory Beverage & Food Ltd	374,600	11,311,317
Food Products - 0.8%
Ajinomoto Co Inc	893,800	23,646,767
MEIJI Holdings Co Ltd	751,200	15,190,002
		38,836,769
TOTAL CONSUMER STAPLES		50,148,086

Financials - 3.6%
Banks - 1.1%
Hachijuni Bank Ltd/The	636,000	5,721,872
Japan Post Bank Co Ltd	3,738,400	41,725,390
Mebuki Financial Group Inc	1,716,800	9,308,595
		56,755,857
Insurance - 2.5%
Japan Post Holdings Co Ltd	4,400,200	40,748,806
Tokio Marine Holdings Inc	2,131,200	85,573,912
		126,322,718
TOTAL FINANCIALS		183,078,575

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	692,100	11,459,510
Industrials - 1.6%
Commercial Services & Supplies - 0.8%
Secom Co Ltd	1,068,900	38,387,671
Ground Transportation - 0.8%
Hankyu Hanshin Holdings Inc	627,500	16,353,687
Kintetsu Group Holdings Co Ltd	488,400	9,372,634
Kyushu Railway Co	362,000	8,754,149
Tobu Railway Co Ltd	466,900	7,947,490
		42,427,960
TOTAL INDUSTRIALS		80,815,631

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 1.0%
Hirose Electric Co Ltd	76,100	9,555,508
Kyocera Corp	3,523,900	41,597,433
		51,152,941
IT Services - 0.6%
Otsuka Corp	833,500	15,792,469
TIS Inc	543,300	17,332,314
		33,124,783
Technology Hardware, Storage & Peripherals - 1.6%
Canon Inc	1,026,400	29,152,473
FUJIFILM Holdings Corp	2,383,200	49,432,883
		78,585,356
TOTAL INFORMATION TECHNOLOGY		162,863,080

Materials - 0.2%
Paper & Forest Products - 0.2%
Oji Holdings Corp	2,119,400	10,329,661
Real Estate - 0.2%
Diversified REITs - 0.2%
Daiwa House REIT Investment Corp	6,344	10,609,222
Utilities - 1.5%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	1,750,800	21,413,589
Kansai Electric Power Co Inc/The	192,300	2,308,838
		23,722,427
Gas Utilities - 1.0%
Osaka Gas Co Ltd	916,700	23,193,744
Tokyo Gas Co Ltd	823,500	27,577,860
		50,771,604
TOTAL UTILITIES		74,494,031

TOTAL JAPAN		995,975,855
KOREA (SOUTH) - 0.5%
Consumer Staples - 0.5%
Tobacco - 0.5%
KT&G Corp	276,565	25,763,023
Financials - 0.0%
Insurance - 0.0%
Hyundai Marine & Fire Insurance Co Ltd (d)	67,498	1,266,216
TOTAL KOREA (SOUTH)		27,029,239
KUWAIT - 1.0%
Financials - 1.0%
Banks - 1.0%
National Bank of Kuwait SAKP	14,499,200	49,680,421
MALAYSIA - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TIME dotCom Bhd	3,775,500	4,590,663
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	9,800	202,116
Financials - 0.9%
Banks - 0.9%
Hong Leong Bank Bhd	793,900	3,529,355
Malayan Banking Bhd	18,611,500	40,934,510
		44,463,865
Health Care - 0.3%
Health Care Providers & Services - 0.3%
IHH Healthcare Bhd	10,370,900	16,164,106
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Bhd	3,503,800	6,119,139
Utilities - 0.1%
Gas Utilities - 0.1%
Petronas Gas Bhd	811,000	3,415,898
TOTAL MALAYSIA		74,955,787
MEXICO - 0.0%
Real Estate - 0.0%
Industrial REITs - 0.0%
Fibra MTY SAPI de CV	2,700,500	1,916,761
NETHERLANDS - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	568,297	2,538,869
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Koninklijke Ahold Delhaize NV	1,972,496	77,885,030
Industrials - 1.3%
Professional Services - 1.3%
Wolters Kluwer NV	424,563	66,232,694
TOTAL NETHERLANDS		146,656,593
PHILIPPINES - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Manila Electric Co	818,540	7,546,284
POLAND - 0.2%
Information Technology - 0.2%
Software - 0.2%
Asseco Poland SA	168,149	9,099,443
SAUDI ARABIA - 3.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Saudi Telecom Co	4,870,133	54,581,427
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Jarir Marketing Co	2,788,927	9,553,921
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Nahdi Medical Co	199,288	6,577,232
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Saudi Arabian Oil Co (a)(b)	11,117,817	72,022,328
Financials - 0.2%
Banks - 0.2%
Alinma Bank	1,179,407	8,118,229
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	45,300	2,036,091
TOTAL FINANCIALS		10,154,320

Materials - 0.1%
Chemicals - 0.1%
Saudi Basic Industries Corp	320,088	4,663,380
Utilities - 0.1%
Electric Utilities - 0.1%
Saudi Electricity Co	1,449,194	5,706,218
TOTAL SAUDI ARABIA		163,258,826
SINGAPORE - 1.6%
Financials - 0.7%
Banks - 0.2%
Oversea-Chinese Banking Corp Ltd	676,700	8,769,468
Capital Markets - 0.5%
Singapore Exchange Ltd	1,858,600	22,789,416
TOTAL FINANCIALS		31,558,884

Industrials - 0.4%
Aerospace & Defense - 0.4%
Singapore Technologies Engineering Ltd	3,078,400	20,709,274
Real Estate - 0.5%
Industrial REITs - 0.5%
CapitaLand Ascendas REIT	8,601,400	18,416,695
Mapletree Industrial Trust	5,520,364	8,605,692
		27,022,387
TOTAL SINGAPORE		79,290,545
SWITZERLAND - 2.7%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Swisscom AG	68,225	47,499,215
Financials - 0.1%
Banks - 0.1%
Banque Cantonale Vaudoise	56,050	6,503,801
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Galenica AG (a)(b)	144,191	15,337,768
Materials - 0.4%
Chemicals - 0.4%
Givaudan SA	5,041	21,169,407
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
PSP Swiss Property AG	109,075	18,545,100
Swiss Prime Site AG	175,718	24,359,307
		42,904,407
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	9,514	2,123,593
TOTAL SWITZERLAND		135,538,191
TAIWAN - 10.3%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.9%
Chunghwa Telecom Co Ltd	10,133,000	43,688,744
Wireless Telecommunication Services - 0.5%
Far EasTone Telecommunications Co Ltd	4,663,000	12,689,174
Taiwan Mobile Co Ltd	4,690,000	16,496,350
		29,185,524
TOTAL COMMUNICATION SERVICES		72,874,268

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Poya International Co Ltd	160,590	2,479,586
Leisure Products - 0.0%
Fusheng Precision Co Ltd	136,000	1,270,132
TOTAL CONSUMER DISCRETIONARY		3,749,718

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.3%
President Chain Store Corp	1,586,000	13,560,539
Food Products - 0.6%
Uni-President Enterprises Corp	12,347,000	32,513,454
TOTAL CONSUMER STAPLES		46,073,993

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Formosa Petrochemical Corp	1,895,000	2,762,759
Financials - 4.7%
Banks - 4.6%
Chang Hwa Commercial Bank Ltd	21,816,639	13,445,045
E.Sun Financial Holding Co Ltd	32,966,892	35,178,346
Far Eastern International Bank	9,315,214	4,168,856
First Financial Holding Co Ltd	28,329,630	27,921,833
Hua Nan Financial Holdings Co Ltd	26,303,040	25,146,454
Mega Financial Holding Co Ltd	29,048,480	41,228,106
Shanghai Commercial & Savings Bank Ltd/The	12,122,000	17,363,630
SinoPac Financial Holdings Co Ltd	30,118,925	24,795,341
Taichung Commercial Bank Co Ltd (d)	7,618,000	5,647,855
Taiwan Business Bank	16,317,865	8,747,721
Taiwan Cooperative Financial Holding Co Ltd	28,401,200	24,051,086
Union Bank Of Taiwan	7,226,780	4,007,523
		231,701,796
Capital Markets - 0.1%
IBF Financial Holdings Co Ltd	6,986,930	3,384,472
TOTAL FINANCIALS		235,086,268

Industrials - 0.4%
Commercial Services & Supplies - 0.0%
Taiwan Secom Co Ltd	918,000	3,467,658
Electrical Equipment - 0.1%
Teco Electric and Machinery Co Ltd	2,761,000	4,676,542
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	8,986,000	8,593,144
Transportation Infrastructure - 0.1%
Taiwan High Speed Rail Corp	6,246,000	5,679,440
TOTAL INDUSTRIALS		22,416,784

Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.3%
Synnex Technology International Corp	3,180,000	7,031,539
Wpg Holding Co Ltd	4,091,000	9,044,235
		16,075,774
IT Services - 0.1%
Systex Corp	819,000	2,978,272
Semiconductors & Semiconductor Equipment - 1.2%
Chipbond Technology Corp	1,575,000	2,937,788
Taiwan Semiconductor Manufacturing Co Ltd	1,411,000	54,199,922
Topco Scientific Co Ltd	337,000	3,226,271
		60,363,981
Technology Hardware, Storage & Peripherals - 0.8%
Catcher Technology Co Ltd	1,631,000	11,492,335
Chicony Electronics Co Ltd	1,435,000	6,243,120
Compal Electronics Inc	9,101,000	8,886,172
Pegatron Corp	5,126,000	13,615,494
		40,237,121
TOTAL INFORMATION TECHNOLOGY		119,655,148

Materials - 0.2%
Construction Materials - 0.2%
Asia Cement Corp	6,191,000	8,349,919
Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co Ltd	592,333	2,881,310
TOTAL MATERIALS		11,231,229

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Highwealth Construction Corp	3,641,500	4,964,517
Huaku Development Co Ltd	474,600	1,506,340
		6,470,857
TOTAL TAIWAN		520,321,024
THAILAND - 0.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	2,817,500	24,952,619
UNITED ARAB EMIRATES - 2.0%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	7,344,900	4,299,297
Specialty Retail - 0.3%
Abu Dhabi National Oil Co for Distribution PJSC	13,201,987	13,334,796
TOTAL CONSUMER DISCRETIONARY		17,634,093

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Gas PLC	13,280,659	12,040,292
Dana Gas PJSC	721	150
		12,040,442
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Islamic Bank PJSC	41,767	274,728
Dubai Islamic Bank PJSC	8,953,235	24,326,728
Sharjah Islamic Bank	5,158,382	4,241,248
		28,842,704
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Salik Co PJSC	5,226,654	9,107,032
Materials - 0.1%
Chemicals - 0.1%
Borouge PLC	10,174,543	7,312,940
Utilities - 0.5%
Multi-Utilities - 0.4%
Dubai Electricity & Water Authority PJSC	26,353,295	19,874,117
Water Utilities - 0.1%
Emirates Central Cooling Systems Corp	11,101,237	5,228,663
TOTAL UTILITIES		25,102,780

TOTAL UNITED ARAB EMIRATES		100,039,991
UNITED KINGDOM - 5.6%
Financials - 0.5%
Insurance - 0.5%
Admiral Group PLC	610,122	27,540,796
Health Care - 2.3%
Pharmaceuticals - 2.3%
Astrazeneca PLC	770,178	112,362,555
Industrials - 1.4%
Professional Services - 1.4%
RELX PLC	1,382,881	71,856,002
Utilities - 1.4%
Multi-Utilities - 1.4%
National Grid PLC	5,182,836	72,829,649
TOTAL UNITED KINGDOM		284,589,002
UNITED STATES - 9.3%
Consumer Staples - 1.7%
Food Products - 1.7%
Nestle SA	996,475	87,069,077
Health Care - 6.0%
Life Sciences Tools & Services - 0.5%
QIAGEN NV (Germany)	497,114	24,848,025
Pharmaceuticals - 5.5%
Haleon PLC	1,816,937	8,522,657
Novartis AG	983,832	112,045,754
Roche Holding AG	351,139	109,581,011
Sanofi SA	546,221	49,034,670
		279,184,092
TOTAL HEALTH CARE		304,032,117

Industrials - 1.6%
Commercial Services & Supplies - 1.6%
Waste Connections Inc	423,214	79,028,861
TOTAL UNITED STATES		470,130,055
TOTAL COMMON STOCKS (Cost $4,394,616,785)		4,732,114,570

International Equity Funds - 4.7%
	Shares	Value ($)
iShares MSCI India ETF (c) (Cost $248,895,590)	4,541,678	239,073,930

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	65,401,798	65,414,878
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	62,479,702	62,485,950
TOTAL MONEY MARKET FUNDS (Cost $127,900,828)			127,900,828

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,771,413,203)	5,099,089,328
NET OTHER ASSETS (LIABILITIES) - (0.7)% (e)	(34,174,822)
NET ASSETS - 100.0%	5,064,914,506

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	432	Sep 2025	56,449,440	(697,052)	(697,052)
ICE MSCI Emerging Markets Index Contracts (United States)	460	Sep 2025	28,480,900	791,509	791,509
TME S&P/TSX 60 Index Contracts (Canada)	40	Sep 2025	9,360,854	228,535	228,535

TOTAL FUTURES CONTRACTS					322,992
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,441,734 or 2.4% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $122,441,734 or 2.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)	Includes $3,336,082 of cash collateral to cover margin requirements for futures contracts.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	262,402,163	1,231,574,546	1,428,561,831	2,196,981	-	-	65,414,878	65,401,798	0.1%
Fidelity Securities Lending Cash Central Fund	6,391,875	717,507,964	661,413,889	28,811	-	-	62,485,950	62,479,702	0.2%
Total	268,794,038	1,949,082,510	2,089,975,720	2,225,792	-	-	127,900,828

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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